DISPOSITION OF STALWELL MINE	12 Months Ended
Dec. 31, 2018
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
DISPOSITION OF STALWELL MINE
29. DISPOSITION OF STAWELL MINE

In December 2017, the Company completed the sale of Stawell Gold Mines Pty Ltd which owned the Stawell Gold Mine ("Stawell Mine") located in the State of Victoria, Australia. The Stawell Mine was previously one of the Company's operating segments. The Company received $6,250 in cash consideration and retained a 2.5% net smelter return ("NSR") on the Stawell Mine. There is a performance bond held with an Australian bank of $4,133 that guarantees the rehabilitation obligation. If the bond is subsequently drawn, the purchaser will be obligated to reimburse the Company as a requirement under the sale agreement. The performance bond will remain in place for the earlier of three years or the start of production at the Stawell Mine. Losses and cash flows of the Stawell mine have been presented as a discontinued operation. The loss from discontinued operations for the year ended December 31, 2017 is presented in the table below:

Year ended December 31, 2017
Revenue	$—
Production costs	—
Royalty expense	—
Depletion and depreciation	—
Loss from mine operations	—
Expenses
Exploration	(1,477)
Care and maintenance	(8,884)
Loss from operations	(10,361)
Other income, net	363
Loss on disposition of Stawell Mine	(11,600)
Foreign translation reserve	(5,968)
Loss from discontinued operations before taxes	(27,566)
Income tax recovery	2,662
Loss from discontinued operations	($24,904)
Loss per share from discontinued operations - basic	($0.12)
Loss per share from discontinued operations - diluted	($0.12)